Note 04 - Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity-Wide Disclosures by Geographic Area [Abstract]
Increase of net interest income in IB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&O	€ 33	€ 40	€ 45